Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	48 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 06, 2020
C000219574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 16,685	$ 16,685	$ 15,159	$ 12,287	$ 14,725	$ 10,000
Average Annual Return, Percent	[1]	10.07%	13.67%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 17,740	$ 17,740	14,408	12,112	14,062	10,000
Average Annual Return, Percent		23.13%	15.48%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Account Value		$ 15,521	$ 15,521	14,050	12,370	15,658	10,000
Average Annual Return, Percent		10.47%	11.67%
Morningstar US Mid Cap Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Mid-Cap Blend Funds Average
Account Value		$ 16,486	$ 16,486	$ 14,570	$ 12,769	$ 14,854	$ 10,000
Average Annual Return, Percent		13.14%	13.32%

[1]	Commenced operations on July 6, 2020.